Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Compensation and benefits	$ 3,360	$ 6,916
External research and development expenses	2,329	6,726
Professional services	958	1,083
Other liabilities	570	772
Accrued expenses and other liabilities	$ 7,217	$ 15,497